Share Capital (Details) - Schedule of share capital - shares	Dec. 31, 2021	May 20, 2021	Feb. 10, 2021	Dec. 31, 2020
Schedule of share capital [Abstract]
Common shares authorized	Unlimited
Common shares issued and outstanding	194,805,893	14,150,944	11,560,695	88,939,359